Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Summary of Changes In Loss Allowance
3	Changes in Loss Allowance
Loss allowance for the years ended March 31, 2020 and 2021 were as follows:
Year ended March 31, 2020

	Yen in millions
	Loss allowance measured at the amount equal to lifetime expected credit loss	Loss allowance measured at the amount equal to 12-month expected credit loss	Total
Balance at the beginning of the year	55	—	55
Increased amount during the year	3	—	3
Decreased amount during the year (utilization)	(22)	—	(22)
Decreased amount during the year (reversal)	(16)	—	(16)
Other (Note)	(1)	—	(1)

Balance at the end of the year	19	—	19

(Note) Other mainly includes changes from the effect of foreign exchanges.

Year ended March 31, 2021

	Yen in millions
	Loss allowance measured at the amount equal to lifetime expected credit loss	Loss allowance measured at the amount equal to 12-month expected credit loss	Total
Balance at the beginning of the year	19	—	19
Increased amount during the year	6	—	6
Decreased amount during the year (utilization)	—	—	—
Decreased amount during the year (reversal)	(1)	—	(1)
Other (Note)	(0)	—	(0)

Balance at the end of the year	24	—	24

(Note) Other mainly includes changes from the effect of foreign exchanges.

Summary of Exposure To Credit Risk For Financial Assets
4	Exposure to Credit Risk for Financial Assets
The following table provides aging analysis of the exposure to credit risk of financial assets at the end of reporting period. The cash and cash equivalents are not included in the table below as the impairment allowance is not material for the cash and cash equivalents:
As of March 31, 2020

	Yen in millions
	Trade receivables and contract assets for which loss allowance is measured at the amount equal to lifetime expected credit loss	Other receivables for which loss allowance is measured at the amount equal to 12-month expected credit loss	Total
Not past due	57,848	802	58,650
Within 30 days	2	51	53
Over 30 days within 60 days	1	—	1
Over 60 days within 90 days	—	—	—
Over 90 days within 1year	—	—	—
Over 1 year	—	—	—

Total	57,851	853	58,704

As of March 31, 2021

	Yen in millions
	Trade receivables and contract assets for which loss allowance is measured at the amount equal to lifetime expected credit loss	Other receivables for which loss allowance is measured at the amount equal to 12-month expected credit loss	Total
Not past due	67,805	2,322	70,127
Within 30 days	—	1	1
Over 30 days within 60 days	—	—	—
Over 60 days within 90 days	3	—	3
Over 90 days within 1year	—	—	—
Over 1 year	—	—	—

Total	67,808	2,323	70,131

Summary of Details of Security And Other Credit Supplementation
5	Details of Security and Other Credit Supplementation

Sawai holds guarantee deposits as a security for some trade receivables. Balance of guarantee deposits recorded in other financial liabilities at the end of reporting period is as follows:

	Yen (in millions)
	March 31,
	2020	2021
Guarantee deposits	2,590	2,635

Summary of Maturity Analysis
2	Maturity Analysis
Balance by maturity date of financial liabilities of Sawai is as follows (see Note 16 for detail):
As of March 31, 2020

	Yen in millions
	Carrying amount	Contractual cash flow	Within 1 year	Over 1 year within 2 years	Over 2 years within 3 years	Over 3 years within 4 years	Over 4 years within 5 years	Over 5 years
Bonds	19,975	20,149	10,080	59	10,010	—	—	—
Borrowings	55,048	55,316	4,489	3,849	3,131	3,047	3,214	37,586
Refund liabilities	7,989	7,989	7,989	—	—	—	—	—
Guarantee deposits	2,590	2,590	2,590	—	—	—	—	—
Liabilities associated with deferred fixed payments for separately acquired intangible assets	3,189	3,265	762	2,503	—	—	—	—

Total	88,791	89,309	25,910	6,411	13,141	3,047	3,214	37,586

Refund liabilities includes ¥1,748 million of liabilities for right of return and ¥6,241 million of liabilities for rebates as of March 31, 2020. For lease liabilities, please refer to Note 19.

As of March 31, 2021

	Yen in millions
	Carrying amount	Contractual cash flow	Within 1 year	Over 1 year within 2 years	Over 2 years within 3 years	Over 3 years within 4 years	Over 4 years within 5 years	Over 5 years
Bonds	9,991	10,069	59	10,010	—	—	—	—
Borrowings	60,584	62,311	4,110	3,379	3,279	3,439	13,330	34,774
Refund liabilities	7,541	7,541	7,541	—	—	—	—	—
Guarantee deposits	2,635	2,635	2,635	—	—	—	—	—
Liabilities associated with deferred fixed payments for separately acquired intangible assets	2,528	2,546	2,546	—	—	—	—	—

Total	83,279	85,102	16,891	13,389	3,279	3,439	13,330	34,774

Refund liabilities includes 1,769 million of liabilities for right of return and 5,772 million of liabilities for rebates as of March 31, 2021. For lease liabilities, please refer to Note 19.
Summary of Committed Credit Lines Details

3	Committed Credit Line
Sawai has committed credit lines with five financial institutions in order to efficiently procure working capital as follows:

	Yen in millions
	March 31,
	2020	2021
Total committed credit lines	16,000	16,000
Usage during the year	—	—

Unused credit lines	16,000	16,000

Summary of Quantitative Data of Sawai's Exchange Risk Exposure
Summary of quantitative data of Sawai’s exchange risk exposure, which were submitted to Sawai’s management based on the risk management policy, is as follows:

	U.S. Dollars (in thousands)
	March 31,
	2020	2021
Financial assets	846	846
Financial liabilities	(166)	(1,309)

Net amount of exposure in the consolidated statement of financial position	680	(464)

Net amount of exposure	680	(464)

Summary Of Exposure Of Borrowings To Fluctuation In Interest Rate Risk
3	Interest Rate Risk

Sawai conducts financing by interest-bearing liabilities. Variable interest rate applies to some interest-bearing liabilities, which are exposed to interest rate fluctuation risk.
If the interest rate increases by 1% on the financial instruments issued by Sawai as of the reporting date to which the variable interest rate applies, an impact on net profit or (loss), gross of tax, is JPY (414) million and JPY(376) million in the year ended March 31, 2020 and 2021, respectively. See Note 16 for borrowings with variable interest rate.
Exposure to interest fluctuation risk is as follows:

	Yen in millions
	March 31,
	2020	2021
Borrowings to which variable interest rate applies	41,416	37,584

Summary of Carrying Value And Fair Value of Financial Liabilities At Amortized Cost
3	Comparison between Fair Value and Carrying Amount

	Yen in millions
	March 31,
	2020		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities measured at amortized cost
Bonds	19,975	20,119	9,991	10,059
Borrowings	55,048	54,252	60,584	60,883

Total	75,023	74,371	70,575	70,942

Summary of Measurement of Financial Instruments At Fair Value By Hierarchy
4	Measurement of Fair Value Recognized in the Consolidated Statement of Financial Position

As of March 31, 2020

	Yen in millions
	Level 1	Level 2	Level 3	Total
Equity instruments measured at FVOCI
Equity securities	4,246	—	1,358	5,604

There was no financial instrument transferred between levels of the fair value hierarchy.
As of March 31, 2021

	Yen in millions
	Level 1	Level 2	Level 3	Total
Debt instruments measured at FVTPL
Redeemable preferred shares	—	—	210	210
Equity instruments measured at FVOCI
Equity securities	4,581	—	1,289	5,870
Total	4,581	—	1,499	6,080

Summary of Reconciliation In Fair Value Measurement Assets
The following table illustrates a reconciliation from the beginning to the ending balance for Level 3 financial assets, which solely consists of equity investment in private companies:

	Yen in millions
	March 31,
	2020	2021
Balance at the beginning of the year	1,301	1,358
Gain recognized as changes in fair value of financial instruments measured at FVOCI	68	(72)
Purchases	—	210
Other	(11)	3

Balance at the end of the year	1,358	1,499

Summary of Offsetting of Financial Instruments
The following table presents the recognized financial instruments that are offset as of March 31, 2020 and 2021:

	Yen in millions
	Effect of offsetting on the statement of financial position
	Gross Amounts	Gross amounts set off	Net amounts presented
As of March 31, 2020
Financial assets:
Trade and other receivables	64,296	(5,611)	58,685
Financial Liabilities:
Refund liabilities	13,600	(5,611)	7,989

As of March 31, 2021
Financial assets:
Trade and other receivables	75,486	(5,379)	70,107
Financial Liabilities:
Refund liabilities	12,920	(5,379)	7,541

Exchange Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Summary of Sensitivity Analysis
(ii)	Exchange sensitivity analysis

Sawai is exposed mainly to U.S. dollars exchange risk. The strengthening (weakening) of Yen against the U.S. dollars by 10% would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below (net of tax). This analysis assumes that all other variables, in particular interest rates, remain constant. In this regard, they do not include the impact on translation into Yen for assets, liabilities, revenue and expenses of foreign operations.

Year ended March 31, 2020

Yen in millions
Profit or loss		Equity, net of tax
Strengthening	Weakening	Strengthening	Weakening
(5)	5	(5)	5

Year ended March 31, 2021

Yen in millions
Profit or loss		Equity, net of tax
Strengthening	Weakening	Strengthening	Weakening
4	(4)	4	(4)

Stock Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Summary of Sensitivity Analysis
The following summarizes the impact (net of tax) to the equity of Sawai at the reporting date if equity instruments would have decreased by 10%:

	Yen in millions
	March 31,
	2020	2021
10% change in stock price	(295)	(318)